Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure of deposits [line items]
Term deposit liabilities	$ 437,556	$ 421,864
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	407,000	388,000
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	146,400	123,290
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	54,116	65,782
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	89,408	80,737
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	34,240	34,400
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	39,332	42,907
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	22,471	21,136
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	23,854	22,885
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 27,735	$ 30,727